Other Non-Operating Income/Expense, Net (Tables)	12 Months Ended
Dec. 31, 2021
Other Non-Operating Income/Expense, Net
Schedule of other non-operating income/expense, net

€ millions	2021	2020	2019
Foreign currency exchange gain/loss, net	49	-154	-51
Thereof from financial assets at fair value through profit or loss	316	601	358
Thereof from financial assets at amortized cost	111	-134	194
Thereof from financial liabilities at fair value through profit or loss	-382	-487	-396
Thereof from financial liabilities at amortized cost	-70	-34	-176
Miscellaneous income/expense, net	-33	-25	-23
 Other non-operating income/expense, net	17	-179	-74